STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($) shares $ / shares	Mar. 31, 2025 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription rate	10.00%
Maximum employee subscription | $	$ 10
Employer match rate	20.00%
Employer match rate, employee salary maximum percentage	1.00%
Employer match rate, employee salary maximum | $	$ 2
Maximum term of options	7 years
Granted (in shares)	1,054,106	241,327
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in dollars per share) | $ / shares	$ 38.37	$ 40.13
Weighted average exercise price per option (in dollars per share) | $ / shares	$ 40.83	$ 45.37
Common shares purchased (in shares)	238,621	332,165
Common shares purchased, value | $	$ 9,616	$ 14,690
Common shares held in trust (in shares)	1,109,180	1,057,455
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares remaining for future grants (in shares)	1,715,727	1,560,749
Stock options | 1995 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for purchase for cancellation (in shares)	5,991,839
Maximum shares issuable to a single person, percent	5.00%
Vesting period	4 years
Stock options | 2006 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for purchase for cancellation (in shares)	5,159,000
Performance Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	700,000
Weighted average risk-free interest rate	2.96%
Weighted average expected volatility	35.70%
Weighted average exercise price per option (in dollars per share) | $ / shares	$ 41.09
Performance Stock Options | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value range for tranches (in dollars per share) | $ / shares	11.48
Performance Stock Options | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value range for tranches (in dollars per share) | $ / shares	$ 15.81
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	357,491	255,055
Number of equity awards settled with shares held in trust (in shares)	131,057	0
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	521,477	210,803
Number of equity awards settled with shares held in trust (in shares)	55,839	0
Market Share Price Condition Based Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	248,355
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	58,019	43,456
Liabilities from share-based payment transactions | $	$ 19,168	$ 17,031
Shares redeemed (in shares)	31,625	0
Unvested Stock-Based Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reversal of Expense from Share-Based Payment Transactions | $	$ 7,300